Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement Line Items [Line Items]
Tax income (expense)	$ 3,781	$ 2,062
Applicable tax rate	27.00%	27.00%